Earnings per Share (Schedule of Earnings per Share, Basic) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Earnings Per Share, Basic [Abstract]
Net income attributable to Western Refining, Inc.	$ 30,538	$ 105,989
Distributed Earnings	35,601	28,638
Undistributed Earnings, Basic	$ (5,063)	$ 77,351
Weighted Average Number of Shares Outstanding, Basic	92,078	95,567
Earnings Per Share, Basic, Distributed	$ 0.39	$ 0.30
Earnings Per Share, Basic, Undistributed	(0.05)	0.81
Earnings Per Share, Basic	$ 0.34	$ 1.11